UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.67%
	Communication Services - 4.22%
	Entertainment - 1.85%
268,976	Electronic Arts, Inc. (a)	$21,224,896
289,627	Lions Gate Entertainment Corp. - Class A (b)	4,662,995
289,627	Lions Gate Entertainment Corp. - Class B (b)	4,309,650
		30,197,541
	Interactive Media & Services - 2.37%
20,449	Alphabet, Inc. - Class A (a)	21,368,387
94,125	IAC/InterActiveCorp (a)	17,228,640
		38,597,027
	Total Communication Services (Cost $67,642,642)	68,794,568

	Consumer Discretionary - 11.50%
	Auto Components - 1.21%
320,315	Aptiv PLC (b)	19,721,795

	Distributors - 1.61%
1,105,338	LKQ Corp. (a)	26,229,671

	Diversified Consumer Services - 1.01%
451,697	ServiceMaster Global Holdings, Inc. (a)	16,595,348

	Household Durables - 2.92%
388,575	Garmin Ltd. (b)	24,604,569
196,844	Mohawk Industries, Inc. (a)	23,022,874
		47,627,443
	Internet & Direct Marketing Retail - 2.71%
14,847	Amazon.com, Inc. (a)	22,299,749
194,485	Expedia Group, Inc.	21,908,735
		44,208,484
	Specialty Retail - 0.80%
259,785	Williams-Sonoma, Inc.	13,106,153

	Textiles, Apparel & Luxury Goods - 1.24%
283,765	VF Corp.	20,243,795
	Total Consumer Discretionary (Cost $201,871,220)	187,732,689

	Energy - 0.41%
	Energy Equipment & Services - 0.41%
555,631	Oceaneering International, Inc. (a)	6,723,135
	Total Energy (Cost $15,021,436)	6,723,135

	Financials - 5.24%

	Capital Markets - 5.24%
275,285	Intercontinental Exchange, Inc.	20,737,219
161,310	MSCI, Inc.	23,781,933
277,849	Nasdaq, Inc.	22,664,143
107,685	S&P Global, Inc.	18,299,989
	Total Financials (Cost $47,953,590)	85,483,284

	Health Care - 16.33%
	Health Care Equipment & Supplies - 6.75%
103,896	Align Technology, Inc. (a)	21,758,939
124,516	The Cooper Companies, Inc.	31,689,322
134,990	IDEXX Laboratories, Inc. (a)	25,110,840
183,175	Merit Medical Systems, Inc. (a)	10,222,997
217,570	West Pharmaceutical Services, Inc.	21,328,387
		110,110,485
	Health Care Providers & Services - 1.12%
77,315	WellCare Health Plans, Inc. (a)	18,253,298

	Health Care Technology - 0.82%
102,420	athenahealth, Inc. (a)	13,512,271

	Life Sciences Tools & Services - 6.91%
254,556	Agilent Technologies, Inc.	17,172,348
146,203	Bio-Techne Corp.	21,158,498
84,880	Illumina, Inc. (a)	25,458,058
222,192	IQVIA Holdings, Inc. (a)	25,812,045
40,864	Mettler-Toledo International, Inc. (a)	23,111,861
		112,712,810
	Pharmaceuticals - 0.73%
434,785	Mylan NV (a)(b)	11,913,109
	Total Health Care (Cost $251,621,242)	266,501,973

	Industrials - 18.63%
	Aerospace & Defense - 2.08%
123,765	Harris Corp.	16,664,957
300,247	Hexcel Corp.	17,216,163
		33,881,120
	Building Products - 1.70%
94,560	Allegion PLC (b)	7,537,378
473,860	AO Smith Corp.	20,233,822
		27,771,200
	Commercial Services & Supplies - 3.07%
398,811	Copart, Inc. (a)	19,055,189
429,340	Republic Services, Inc.	30,951,121
		50,006,310
	Electrical Equipment - 2.56%
316,175	AMETEK, Inc.	21,405,047
134,893	Rockwell Automation, Inc.	20,298,699
		41,703,746
	Engineering & Construction - 0.62%
379,626	frontdoor, inc. (a)	10,101,848

	Industrial Conglomerates - 1.69%
103,691	Roper Industries, Inc.	27,635,725

	Machinery - 3.25%
832,629	Evoqua Water Technologies Corp. (a)	7,993,239
209,724	WABCO Holdings, Inc. (a)	22,511,774
337,599	Xylem, Inc.	22,524,605
		53,029,618
	Professional Services - 3.66%
157,430	Equifax, Inc.	14,661,456
445,725	IHS Markit Ltd. (a)(b)	21,381,428
217,723	Verisk Analytics, Inc. (a)	23,740,516
		59,783,400
	Total Industrials (Cost $268,194,487)	303,912,967

	Information Technology - 28.47%
	Electronic Equipment, Instruments & Components - 1.80%
10,485	Dolby Laboratories, Inc. - Class A	648,392
365,325	Trimble, Inc. (a)	12,022,846
104,589	Zebra Technologies Corp. - Class A (a)	16,653,707
		29,324,945
	IT Services - 8.16%
205,280	Akamai Technologies, Inc. (a)	12,538,503
146,225	Broadridge Financial Solutions, Inc.	14,074,156
118,467	EPAM Systems, Inc. (a)	13,743,357
283,990	Fiserv, Inc. (a)	20,870,425
90,235	FleetCor Technologies, Inc. (a)	16,758,444
111,700	Gartner, Inc. (a)	14,279,728
185,770	GoDaddy, Inc. - Class A (a)	12,190,227
128,837	Jack Henry & Associates, Inc.	16,300,457
153,030	Total System Services, Inc.	12,439,809
		133,195,106
	Semiconductors & Semiconductor Equipment - 3.02%
97,030	KLA-Tencor Corp.	8,683,215
292,649	Microchip Technology, Inc.	21,047,316
189,495	Semtech Corp. (a)	8,692,135
126,640	Xilinx, Inc.	10,785,929
		49,208,595
	Software - 15.49%
458,675	8x8, Inc. (a)	8,274,497
161,405	Aspen Technology, Inc. (a)	13,264,263
99,235	Autodesk, Inc. (a)	12,762,613
2,641,948	BlackBerry Ltd. (a)(b)	18,784,250
187,310	Guidewire Software, Inc. (a)	15,027,881
114,935	Intuit, Inc.	22,624,955
109,223	Palo Alto Networks, Inc. (a)	20,572,152
169,400	Proofpoint, Inc. (a)	14,197,414
174,055	PTC, Inc. (a)	14,429,159
132,851	Red Hat, Inc. (a)	23,333,950
161,175	salesforce.com, Inc. (a)	22,076,140
114,491	ServiceNow, Inc. (a)	20,385,123
197,935	Synopsys, Inc. (a)	16,674,044
164,875	Take-Two Interactive Software, Inc. (a)	16,972,233

71,870	Tyler Technologies, Inc. (a)	13,354,883
		252,733,557
	Total Information Technology (Cost $448,495,140)	464,462,203

	Materials - 6.87%
	Chemicals - 6.87%
143,595	Air Products & Chemicals, Inc.	22,982,379
173,405	Ecolab Inc.	25,551,227
306,180	FMC Corp.	22,645,073
249,439	Ingevity Corp. (a)	20,875,550
148,985	International Flavors & Fragrances, Inc.	20,004,216
	Total Materials (Cost $78,897,406)	112,058,445

	TOTAL COMMON STOCKS (Cost $1,379,697,163)	1,495,669,264

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.33%
	Real Estate - 2.33%
152,010	Crown Castle International Corp.	16,512,846
60,929	Equinix Inc.	21,481,128
	Total Real Estate (Cost $30,235,608)	37,993,974

	TOTAL REITS (Cost $30,235,608)	37,993,974

	SHORT TERM INVESTMENT - 5.70%
	Investment Company - 5.70%
92,982,952	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	92,982,952
	Total Investment Company	92,982,952

	TOTAL SHORT TERM INVESTMENT (Cost $92,982,952)	92,982,952

	Total Investments (Cost $1,502,915,723) - 99.70%	1,626,646,190
	Other Assets in Excess of Liabilities - 0.30%	4,920,047
	TOTAL NET ASSETS - 100.00%	$1,631,566,237

PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $112,915,174 (6.92% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$1,502,915,723
Gross unrealized appreciation	264,853,387
Gross unrealized depreciation	(141,122,920)
Net unrealized appreciation	$123,730,467

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.71%
	Communication Services - 11.74%
	Diversified Telecommunication Services - 2.12%
18,130	AT&T, Inc.	$517,430
10,625	Verizon Communications, Inc.	597,338
		1,114,768
	Entertainment - 5.46%
10,750	Activision Blizzard, Inc.	500,627
64,850	AMC Entertainment Holdings, Inc. - Class A	796,358
22,400	Twenty-First Century Fox, Inc. - Class A	1,077,888
4,550	The Walt Disney Co.	498,908
		2,873,781
	Interactive Media & Services - 3.18%
630	Alphabet, Inc. - Class A (a)	658,325
650	Alphabet, Inc. - Class C (a)	673,146
2,600	Facebook, Inc. - Class A (a)	340,834
		1,672,305
	Media - 0.98%
15,200	Comcast Corp. - Class A	517,560
	Total Communication Services (Cost $5,256,663)	6,178,414

	Consumer Discretionary - 5.86%
	Automobiles - 0.52%
8,200	General Motors Co.	274,290

	Hotels, Restaurants & Leisure - 2.39%
11,625	Carnival Corp. (b)	573,112
6,775	Cedar Fair, L.P.	320,458
5,700	Starbucks Corp.	367,080
		1,260,650
	Internet & Direct Marketing Retail - 1.57%
550	Amazon.com, Inc. (a)	826,083

	Specialty Retail - 1.38%
4,225	The Home Depot, Inc.	725,940
	Total Consumer Discretionary (Cost $2,272,609)	3,086,963

	Consumer Staples - 4.69%
	Beverages - 1.17%
5,550	PepsiCo, Inc.	613,164

	Food & Staples Retailing - 1.34%
5,600	Walgreens Boots Alliance, Inc.	382,648
3,450	Walmart, Inc.	321,368
		704,016

	Food Products - 0.68%
8,375	The Kraft Heinz Co.	360,460

	Household Products - 1.50%
4,450	Colgate-Palmolive Co.	264,864
5,725	The Procter & Gamble Co.	526,242
		791,106
	Total Consumer Staples (Cost $2,328,425)	2,468,746

	Energy - 6.43%
	Energy Equipment & Services - 0.69%
7,600	Halliburton Co.	202,008
4,400	Schlumberger Ltd. (b)	158,752
		360,760
	Oil, Gas & Consumable Fuels - 5.74%
33,040	Energy Transfer Equity, L.P.	436,458
22,350	Enterprise Products Partners L.P.	549,586
9,600	Enviva Partners LP	266,400
8,450	Exxon Mobil Corp.	576,206
11,575	Hess Corp.	468,788
6,426	Marathon Petroleum Corp.	379,198
5,950	Royal Dutch Shell PLC. - Class A - ADR (b)	346,707
		3,023,343
	Total Energy (Cost $3,895,000)	3,384,103

	Financials - 17.42%
	Banks - 8.58%
44,000	Bank of America Corp.	1,084,160
23,250	BB&T Corp.	1,007,190
8,550	Citigroup, Inc.	445,113
13,400	JPMorgan Chase & Co.	1,308,108
9,000	PacWest Bancorp	299,520
8,000	Wells Fargo & Co.	368,640
		4,512,731
	Capital Markets - 3.92%
1,100	BlackRock, Inc.	432,102
4,025	CME Group, Inc.	757,183
5,150	S&P Global, Inc.	875,191
		2,064,476
	Diversified Financial Services - 3.30%
7,600	Berkshire Hathaway Inc. - Class B (a)	1,551,768
15,000	Compass Diversified Holdings	186,750
		1,738,518
	Insurance - 1.62%
11,575	Arthur J. Gallagher & Co.	853,077
	Total Financials (Cost $6,601,480)	9,168,802

	Health Care - 14.52%
	Biotechnology - 2.21%
6,225	AbbVie, Inc.	573,883
1,800	Amgen Inc.	350,406
3,850	Gilead Sciences, Inc.	240,818
		1,165,107

	Health Care Equipment & Supplies - 1.28%
7,400	Medtronic, PLC (b)	673,104

	Health Care Providers & Services - 5.75%
4,275	Anthem, Inc.	1,122,743
13,100	CVS Health Corp.	858,312
4,200	UnitedHealth Group, Inc.	1,046,304
		3,027,359
	Pharmaceuticals - 5.28%
1,800	Allergan Plc (b)	240,588
3,150	Eli Lilly & Co.	364,518
6,825	Johnson & Johnson	880,766
5,600	Merck & Co., Inc.	427,896
19,800	Pfizer Inc.	864,270
		2,778,038
	Total Health Care (Cost $5,534,657)	7,643,608

	Industrials - 8.13%
	Aerospace & Defense - 2.15%
2,125	The Boeing Co.	685,312
4,200	United Technologies Corp.	447,216
		1,132,528
	Air Freight & Logistics - 0.37%
1,200	FedEx Corp.	193,596

	Airlines - 1.21%
12,800	Delta Air Lines, Inc.	638,720

	Commercial Services & Supplies - 1.32%
7,800	Waste Management, Inc.	694,122

	Industrial Conglomerates - 1.39%
1,450	3M Co.	276,283
3,450	Honeywell International, Inc.	455,814
		732,097
	Machinery - 1.12%
3,950	Parker-Hannifin Corp.	589,103

	Professional Services - 0.57%
3,200	Equifax, Inc.	298,016
	Total Industrials (Cost $3,411,661)	4,278,182

	Information Technology - 14.82%
	Communications Equipment - 1.46%
17,750	Cisco Systems, Inc.	769,107

	IT Services - 3.24%
12,925	Visa Inc. - Class A	1,705,325

	Semiconductors & Semiconductor Equipment - 2.16%
11,750	Intel Corp.	551,428
5,375	QUALCOMM, Inc.	305,891
2,950	Texas Instruments, Inc.	278,775
		1,136,094
	Software - 5.23%
21,850	Microsoft Corp.	2,219,304
11,825	Oracle Corp.	533,899
		2,753,203
	Technology Hardware, Storage & Peripherals - 2.73%
9,120	Apple Inc.	1,438,589
	Total Information Technology (Cost $3,988,090)	7,802,318

	Materials - 1.66%
	Chemicals - 1.38%
8,475	DowDuPont Inc.	453,243
14,100	Huntsman Corp.	271,989
		725,232
	Metals & Mining - 0.28%
3,600	Compass Minerals International, Inc.	150,084
	Total Materials (Cost $1,058,429)	875,316

	Utilities - 4.44%
	Electric Utilities - 3.19%
15,700	American Electric Power Co., Inc.	1,173,418
8,850	Edison International	502,414
		1,675,832
	Multi-Utilities - 1.25%
6,100	Sempra Energy	659,959
	Total Utilities (Cost $2,222,186)	2,335,791

	TOTAL COMMON STOCKS (Cost $36,569,200)	47,222,243

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.70%
	Real Estate - 1.70%
3,200	American Tower Corp.	506,208
1,100	Equinix Inc.	387,816
	Total Real Estate (Cost $832,282)	894,024

	TOTAL REITS (Cost $832,282)	894,024

	CONVERTIBLE BONDS - 2.34%
	Health Care - 1.42%
	Pharmaceuticals - 1.42%
	Horizon Pharma Investment Ltd.
$750,000	2.500%, 03/15/2022 (b)	749,513
	Total Health Care (Cost $749,995)	749,513

	Information Technology - 0.92%
	Software - 0.92%
	Guidewire Software, Inc.
500,000	1.250%, 03/15/2025	481,614
	Total Information Technology (Cost $485,070)	481,614

	TOTAL CONVERTIBLE BONDS (Cost $1,235,065)	1,231,127

	EXCHANGE TRADED FUND - 1.00%
	Exchange Traded Fund - 1.00%
2,100	SPDR S&P 500 ETF Trust	524,832
	Total Exchange Traded Fund (Cost $542,220)	524,832

	TOTAL EXCHANGE TRADED FUND (Cost $542,220)	524,832

	SHORT TERM INVESTMENT - 5.11%
	Investment Company - 5.11%
2,688,815	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	2,688,815
	Total Investment Company	2,688,815

	TOTAL SHORT TERM INVESTMENT (Cost $2,688,815)	2,688,815

	Total Investments (Cost $41,867,582) - 99.86%	52,561,041
	Other Assets in Excess of Liabilities - 0.14%	73,689
	TOTAL NET ASSETS - 100.00%	$52,634,730

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,741,776 (5.21% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$41,867,582
Gross unrealized appreciation	13,085,461
Gross unrealized depreciation	(2,392,002)
Net unrealized appreciation	$10,693,459

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.89%
	Communication Services - 5.12%
	Interactive Media & Services - 1.60%
78,900	EverQuote, Inc. - Class A (a)	$329,802
150,000	Trivago N.V. - ADR (a)(b)	844,500
		1,174,302
	Media - 3.52%
95,400	Cardlytics, Inc. (a)	1,033,182
62,000	Liberty Media Corp-Liberty Braves (a)	1,543,180
		2,576,362
	Total Communication Services (Cost $4,647,183)	3,750,664

	Consumer Discretionary - 9.87%
	Auto Components - 1.46%
64,100	Motorcar Parts of America, Inc. (a)	1,066,624

	Hotels, Restaurants & Leisure - 3.14%
67,100	Del Taco Restaurants, Inc. (a)	670,329
227,100	Playa Hotels & Resorts N.V. (a)(b)	1,632,849
		2,303,178
	Household Durables - 1.22%
13,000	LGI Homes, Inc. (a)	587,860
12,100	Universal Electronics, Inc. (a)	305,888
		893,748
	Internet & Direct Marketing Retail - 1.70%
34,500	Shutterstock, Inc.	1,242,345

	Leisure Products - 1.24%
23,600	MasterCraft Boat Holdings, Inc. (a)	441,320
43,100	Nautilus, Inc. (a)	469,790
		911,110
	Specialty Retail - 1.11%
43,500	At Home Group, Inc. (a)	811,710
	Total Consumer Discretionary (Cost $9,234,829)	7,228,715

	Consumer Staples - 1.72%
	Beverages - 1.23%
15,800	MGP Ingredients, Inc.	901,390

	Personal Products - 0.49%
41,700	elf Beauty, Inc. (a)	361,122
	Total Consumer Staples (Cost $1,439,338)	1,262,512

	Financials - 5.37%

	Capital Markets - 2.11%
41,685	Hamilton Lane Inc. - Class A	1,542,345

	Diversified Financial Services - 1.35%
79,300	Compass Diversified Holdings	987,285

	Insurance - 1.91%
25,200	Kinsale Capital Group, Inc.	1,400,112
	Total Financials (Cost $2,484,590)	3,929,742

	Health Care - 15.03%
	Biotechnology - 1.14%
17,400	Deciphera Pharmaceuticals, Inc. (a)	365,226
51,500	Dynavax Technologies Corp. (a)	471,225
		836,451
	Health Care Equipment & Supplies - 5.40%
15,000	Establishment Labs Holdings, Inc. (a)	411,300
17,000	Neuronetics, Inc. (a)	328,950
26,590	OrthoPediatrics Corp. (a)	927,459
80,900	Oxford Immunotec Global PLC (a)(b)	1,033,902
77,100	RA Medical Systems, Inc. (a)	612,945
20,075	STAAR Surgical Co. (a)	640,593
		3,955,149
	Health Care Providers & Services - 2.57%
50,500	Cross Country Healthcare, Inc. (a)	370,165
16,100	LHC Group, Inc. (a)	1,511,468
		1,881,633
	Health Care Technology - 4.22%
50,000	HealthStream, Inc.	1,207,500
15,485	Inspire Medical Systems, Inc. (a)	654,241
20,000	Omnicell, Inc. (a)	1,224,800
		3,086,541
	Pharmaceuticals - 1.70%
72,700	Optinose, Inc. (a)	450,740
51,100	Urovant Sciences Ltd. (a)(b)	336,749
56,551	Verrica Pharmaceuticals, Inc. (a)	460,891
		1,248,380
	Total Health Care (Cost $11,178,406)	11,008,154

	Industrials - 21.60%
	Aerospace & Defense - 3.48%
45,540	Astronics Corp. (a)	1,386,693
82,400	Kratos Defense & Security Solutions, Inc. (a)	1,161,016
		2,547,709
	Air Freight & Logistics - 2.54%
81,400	Air Transport Services Group, Inc. (a)	1,856,734

	Building Products - 1.91%
27,500	Apogee Enterprises, Inc.	820,875
19,400	Patrick Industries, Inc. (a)	574,434
		1,395,309
	Commercial Services & Supplies - 0.54%
12,500	Mobile Mini, Inc.	396,875

	Construction & Engineering - 1.16%
14,000	NV5 Global, Inc. (a)	847,700

	Machinery - 2.65%
103,800	Kornit Digital Ltd. (a)(b)	1,943,136

	Professional Services - 4.84%
14,500	ICF International, Inc.	939,310
22,400	WageWorks, Inc. (a)	608,384
57,100	Willdan Group, Inc. (a)	1,997,358
		3,545,052
	Trading Companies & Distributors - 4.48%
131,000	Foundation Building Materials, Inc. (a)	1,088,610
176,100	Nexeo Solutions, Inc. (a)	1,512,699
12,300	SiteOne Landscape Supply, Inc. (a)	679,821
		3,281,130
	Total Industrials (Cost $16,685,515)	15,813,645

	Information Technology - 27.50%
	Electronic Equipment, Instruments & Components - 0.49%
20,000	nLight, Inc. (a)	355,600

	IT Services - 4.58%
73,400	i3 Verticals, Inc. - Class A (a)	1,768,940
37,200	Virtusa Corp. (a)	1,584,348
		3,353,288
	Semiconductors & Semiconductor Equipment - 2.96%
67,680	Everspin Technologies, Inc. (a)	379,685
61,300	Ichor Holdings, Ltd. (a)(b)	999,190
45,000	MaxLinear, Inc. (a)	792,000
		2,170,875
	Software - 19.47%
131,100	8x8, Inc. (a)	2,365,044
131,400	Amber Road, Inc. (a)	1,081,422
18,400	CyberArk Software Ltd. (a)(b)	1,364,176
30,505	Envestnet, Inc. (a)	1,500,541
17,800	Everbridge, Inc. (a)	1,010,328
32,400	Five9, Inc. (a)	1,416,528
42,200	Instructure, Inc. (a)	1,582,922
58,300	Materialise NV - ADR (a)(b)	1,167,749
51,620	Mimecast Ltd. (a)(b)	1,735,981
14,400	Varonis Systems, Inc. (a)	761,760
18,000	Yext, Inc. (a)	267,300
		14,253,751
	Total Information Technology (Cost $12,382,122)	20,133,514

	Materials - 2.84%
	Chemicals - 1.96%
17,200	Ingevity Corp. (a)	1,439,468

	Construction Materials - 0.88%
18,200	US Concrete, Inc. (a)	642,096
	Total Materials (Cost $1,754,026)	2,081,564

	Utilities - 0.84%
	Water Utilities - 0.84%
32,500	AquaVenture Holdings Ltd. (a)(b)	613,925
	Total Utilities (Cost $585,000)	613,925

	TOTAL COMMON STOCKS (Cost $60,391,009)	65,822,435

	REAL ESTATE INVESTMENT TRUST (REIT) - 3.66%
	Real Estate - 3.66%
93,100	Community Healthcare Trust, Inc.	2,684,073
	Total Real Estate (Cost $2,206,615)	2,684,073

	TOTAL REIT (Cost $2,206,615)	2,684,073

	SHORT TERM INVESTMENT - 6.61%
	Investment Company - 6.61%
4,837,655	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	4,837,655
	Total Investment Company	4,837,655

	TOTAL SHORT TERM INVESTMENT (Cost $4,837,655)	4,837,655

	Total Investments (Cost $67,435,279) - 100.16%	73,344,163
	Liabilities in Excess of Other Assets - (0.16)%	(116,501)
	TOTAL NET ASSETS - 100.00%	$73,227,662

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $11,672,157 (15.94% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$67,435,279
Gross unrealized appreciation	16,666,212
Gross unrealized depreciation	(10,757,328)
Net unrealized appreciation	$5,908,884

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.05%
	Communication Services - 8.18%
	Diversified Telecommunication Services - 5.56%
587,500	AT&T, Inc.	$16,767,250
285,000	Verizon Communications, Inc.	16,022,700
		32,789,950
	Entertainment - 2.62%
498,000	Lions Gate Entertainment Corp. - Class A (a)	8,017,800
498,000	Lions Gate Entertainment Corp. - Class B (a)	7,410,240
		15,428,040
	Total Communication Services (Cost $60,433,783)	48,217,990

	Consumer Discretionary - 0.56%
	Automobiles - 0.56%
435,000	Ford Motor Co.	3,327,750
	Total Consumer Discretionary (Cost $6,488,657)	3,327,750

	Consumer Staples - 16.29%
	Beverages - 4.70%
325,000	The Coca Cola Co.	15,388,750
50,000	Keurig Dr Pepper, Inc.	1,282,000
100,000	PepsiCo, Inc.	11,048,000
		27,718,750
	Food & Staples Retailing - 2.79%
50,000	Costco Wholesale Corp.	10,185,500
100,000	Sysco Corp.	6,266,000
		16,451,500
	Food Products - 2.35%
1,960	Archer-Daniels-Midland Co.	80,301
109,100	B&G Foods, Inc.	3,154,081
199,900	General Mills, Inc.	7,784,106
50,000	Kellogg Co.	2,850,500
		13,868,988
	Household Products - 6.45%
95,000	The Clorox Co.	14,643,300
25,000	Colgate-Palmolive Co.	1,488,000
71,200	Kimberly-Clark Corp.	8,112,528
150,000	The Procter & Gamble Co.	13,788,000
		38,031,828
	Total Consumer Staples (Cost $58,893,945)	96,071,066

	Energy - 23.37%
	Energy Equipment & Services - 2.34%
88,200	Helmerich & Payne, Inc.	4,228,308
265,100	Schlumberger Ltd. (a)	9,564,808
		13,793,116

	Oil, Gas & Consumable Fuels - 21.03%
200,000	Apache Corp.	5,250,000
398,000	BP PLC - ADR (a)	15,092,160
150,000	Chevron Corp.	16,318,500
250,000	ConocoPhillips	15,587,500
140,000	Delek Logistics Partners LP	4,095,000
250,000	Exxon Mobil Corp.	17,047,500
140,000	Hess Corp.	5,670,000
298,000	HollyFrontier Corp.	15,233,760
351,100	Kinder Morgan, Inc.	5,399,918
95,000	Marathon Petroleum Corp.	5,605,950
22,500	Phillips 66	1,938,375
288,000	Royal Dutch Shell PLC. - Class A - ADR (a)	16,781,760
		124,020,423
	Total Energy (Cost $135,351,019)	137,813,539

	Financials - 5.60%
	Banks - 2.39%
325,000	BB&T Corp.	14,079,000

	Insurance - 3.21%
140,000	The Allstate Corp.	11,568,200
100,000	Arthur J. Gallagher & Co.	7,370,000
		18,938,200
	Total Financials (Cost $20,989,050)	33,017,200

	Health Care - 12.66%
	Biotechnology - 0.05%
5,000	Gilead Sciences, Inc.	312,750

	Health Care Equipment & Supplies - 2.10%
80,000	Abbott Laboratories	5,786,400
100,000	Baxter International, Inc.	6,582,000
		12,368,400
	Pharmaceuticals - 10.51%
75,000	Eli Lilly & Co.	8,679,000
460,000	GlaxoSmithKline PLC - ADR (a)	17,576,600
138,000	Johnson & Johnson	17,808,900
80,000	Merck & Co., Inc.	6,112,800
270,000	Pfizer Inc.	11,785,500
		61,962,800
	Total Health Care (Cost $45,921,914)	74,643,950

	Industrials - 9.26%
	Aerospace & Defense - 4.65%
85,000	The Boeing Co.	27,412,500

	Commercial Services & Supplies - 3.76%
897,700	Pitney Bowes Inc.	5,305,407
190,000	Waste Management, Inc.	16,908,100
		22,213,507

	Industrial Conglomerates - 0.85%
661,425	General Electric Co.	5,006,987
	Total Industrials (Cost $35,749,424)	54,632,994

	Information Technology - 11.91%
	Communications Equipment - 1.47%
200,000	Cisco Systems, Inc.	8,666,000

	IT Services - 2.12%
109,800	International Business Machines Corp.	12,480,966

	Semiconductors & Semiconductor Equipment - 4.19%
465,000	Intel Corp.	21,822,450
51,400	QUALCOMM, Inc.	2,925,174
		24,747,624
	Software - 4.13%
240,000	Microsoft Corp.	24,376,800
	Total Information Technology (Cost $43,118,061)	70,271,390

	Materials - 2.22%
	Chemicals - 1.81%
200,000	DowDuPont Inc.	10,696,000

	Metals & Mining - 0.41%
50,000	Rio Tinto PLC - ADR (a)	2,424,000
	Total Materials (Cost $7,853,743)	13,120,000

	TOTAL COMMON STOCKS (Cost $414,799,596)	531,115,879

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.34%
	Real Estate - 2.34%
85,300	Digital Realty Trust, Inc.	9,088,715
215,000	Weyerhaeuser Co.	4,699,900
	Total Real Estate (Cost $11,199,794)	13,788,615

	TOTAL REITS (Cost $11,199,794)	13,788,615

	CONVERTIBLE BONDS - 1.98%
	Health Care - 0.29%
	Pharmaceuticals - 0.29%
	The Medicines Co.
$2,000,000	2.500%, 01/15/2022	1,725,882
	Total Health Care (Cost $2,039,055)	1,725,882

	Industrials - 0.46%
	Air Freight & Logistics - 0.46%
	UTi Worldwide, Inc.
2,600,000	4.500%, 03/01/2019 (a)	2,681,380
	Total Industrials (Cost $2,600,000)	2,681,380

	Information Technology - 1.23%
	Software - 1.23%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	7,269,951
	Total Information Technology (Cost $7,517,670)	7,269,951

	TOTAL CONVERTIBLE BONDS (Cost $12,156,725)	11,677,213

	CORPORATE BONDS - 4.88%
	Communication Services - 1.38%
	Diversified Telecommunication Services - 1.38%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,710,633
	Consolidated Communications, Inc.
5,000,000	6.500%, 10/01/2022	4,425,000
	Total Communication Services (Cost $8,654,194)	8,135,633

	Consumer Discretionary - 0.40%
	Leisure Products - 0.40%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,389,372
	Total Consumer Discretionary (Cost $2,118,959)	2,389,372

	Energy - 1.88%
	Energy Equipment & Services - 0.75%
	Forum Energy Technologies, Inc.
5,000,000	6.250%, 10/01/2021	4,425,000
	Oil, Gas & Consumable Fuels - 1.13%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,842,500
	WildHorse Resource Development Corp.
4,000,000	6.875%, 02/01/2025	3,800,000
		6,642,500
	Total Energy (Cost $11,879,618)	11,067,500

	Financials - 0.40%
	Diversified Financial Services - 0.40%
	Everi Payments, Inc.
2,500,000	7.500%, 12/15/2025 (b)	2,371,875
	Total Financials (Cost $2,500,000)	2,371,875

	Industrials - 0.51%
	Aerospace & Defense - 0.50%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	2,981,250
	Total Industrials (Cost $2,982,500)	2,981,250

	Information Technology - 0.31%
	Software - 0.31%
	Nuance Communications, Inc.
1,815,000	5.375%, 08/15/2020 (b)	1,813,866
	Total Information Technology (Cost $1,815,000)	1,813,866

	TOTAL CORPORATE BONDS (Cost $29,950,271)	28,759,496

	SHORT TERM INVESTMENT - 0.49%
	Investment Company - 0.49%
2,924,514	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	2,924,514
	Total Investment Company	2,924,514

	TOTAL SHORT TERM INVESTMENT (Cost $2,924,514)	2,924,514

	Total Investments (Cost $471,030,900) - 99.74%	588,265,717
	Other Assets in Excess of Liabilities - 0.26%	1,504,029
	TOTAL NET ASSETS - 100.00%	$589,769,746

ADR	— American Depositary Receipt
(a)	Foreign Issued Security. The total value of these securitites amounted to $79,548,748 (13.49% of net assets) at December 31, 2018.
(b)	144A Securities. The total value of these securities amounted to $4,185,741 (0.71% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$471,030,900
Gross unrealized appreciation	187,843,731
Gross unrealized depreciation	(70,608,914)
Net unrealized appreciation	$117,234,817

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Growth Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 94.89%
	Communication Services - 11.51%
	Diversified Telecommunication Services - 1.54%
44,540	Verizon Communications, Inc.	$2,504,039

	Entertainment - 3.13%
19,485	Electronic Arts, Inc. (a)	1,537,561
32,430	The Walt Disney Co.	3,555,950
		5,093,511
	Interactive Media & Services - 6.84%
3,507	Alphabet, Inc. - Class A (a)	3,664,675
3,560	Alphabet, Inc. - Class C (a)	3,686,771
28,952	Facebook, Inc. - Class A (a)	3,795,318
		11,146,764
	Total Communication Services (Cost $10,654,740)	18,744,314

	Consumer Discretionary - 14.10%
	Auto Components - 0.91%
24,025	Aptiv PLC (b)	1,479,219

	Hotels, Restaurants & Leisure - 1.84%
46,415	Starbucks Corp.	2,989,126

	Internet & Direct Marketing Retail - 6.74%
10,190	Alibaba Group Holding Ltd. - ADR (a)(b)	1,396,744
4,835	Amazon.com, Inc. (a)	7,262,025
1,341	Booking Holdings, Inc. (a)	2,309,765
		10,968,534
	Specialty Retail - 2.29%
21,733	The Home Depot, Inc.	3,734,164

	Textiles, Apparel & Luxury Goods - 2.32%
51,034	NIKE, Inc. - Class B	3,783,661
	Total Consumer Discretionary (Cost $13,255,397)	22,954,704

	Consumer Staples - 1.23%
	Beverages - 1.23%
40,555	Monster Beverage Corp. (a)	1,996,117
	Total Consumer Staples (Cost $2,068,341)	1,996,117

	Financials - 6.06%
	Capital Markets - 6.06%
42,695	The Charles Schwab Corp.	1,773,123
17,850	CME Group, Inc.	3,357,942
38,770	Intercontinental Exchange, Inc.	2,920,544

10,702	S&P Global, Inc.	1,818,698
	Total Financials (Cost $5,346,151)	9,870,307

	Health Care - 21.35%
	Health Care Equipment & Supplies - 15.25%
58,228	Abbott Laboratories	4,211,631
5,420	ABIOMED, Inc. (a)	1,761,717
12,356	Align Technology, Inc. (a)	2,587,717
55,857	Baxter International, Inc.	3,676,508
7,957	Becton Dickinson and Co.	1,792,871
29,175	Danaher Corp.	3,008,526
14,878	IDEXX Laboratories, Inc. (a)	2,767,605
4,715	Intuitive Surgical, Inc. (a)	2,258,108
30,275	Medtronic, PLC (b)	2,753,814
		24,818,497
	Health Care Providers & Services - 2.33%
15,215	UnitedHealth Group, Inc.	3,790,361

	Life Sciences Tools & Services - 1.73%
9,406	Illumina, Inc. (a)	2,821,142

	Pharmaceuticals - 2.04%
93,264	Bayer AG - ADR (b)	1,638,648
13,587	Jazz Pharmaceuticals Plc (a)(b)	1,684,245
		3,322,893
	Total Health Care (Cost $25,836,053)	34,752,893

	Industrials - 6.69%
	Industrial Conglomerates - 1.53%
18,916	Honeywell International, Inc.	2,499,182

	Machinery - 1.90%
95,284	Evoqua Water Technologies Corp. (a)	914,726
20,285	WABCO Holdings, Inc. (a)	2,177,392
		3,092,118
	Professional Services - 1.83%
52,565	TransUnion	2,985,692

	Road & Rail - 1.43%
16,800	Union Pacific Corp.	2,322,264
	Total Industrials (Cost $10,973,896)	10,899,256

	Information Technology - 29.98%
	Electronic Equipment, Instruments & Components - 1.03%
9,750	Littelfuse, Inc.	1,671,930

	IT Services - 8.80%
17,565	Broadridge Financial Solutions, Inc.	1,690,631
41,650	Fiserv, Inc. (a)	3,060,858
18,310	MasterCard, Inc. - Class A	3,454,182
17,535	Shopify, Inc. - Class A (a)(b)	2,427,721
28,038	Visa Inc. - Class A	3,699,334

	Semiconductors & Semiconductor Equipment - 1.87%
36,741	QUALCOMM, Inc.	2,090,930
20,805	Semtech Corp. (a)	954,325
		3,045,255
	Software - 16.98%
8,580	Adobe, Inc. (a)	1,941,139
26,825	Guidewire Software, Inc. (a)	2,152,170
18,349	Intuit, Inc.	3,612,001
104,180	Microsoft Corp.	10,581,563
13,400	Red Hat, Inc. (a)	2,353,576
22,360	salesforce.com, Inc. (a)	3,062,649
11,850	ServiceNow, Inc. (a)	2,109,892
13,360	VMware, Inc. - Class A (a)	1,832,057
		27,645,047
	Technology Hardware, Storage & Peripherals - 1.30%
13,442	Apple Inc.	2,120,341
	Total Information Technology (Cost $31,734,498)	48,815,299

	Materials - 3.97%
	Chemicals - 3.97%
20,435	Ecolab Inc.	3,011,097
22,090	Linde Public Limited Company (b)	3,446,924
	Total Materials (Cost $5,229,265)	6,458,021

	TOTAL COMMON STOCKS (Cost $105,098,341)	154,490,911

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.41%
	Real Estate - 2.41%
7,395	American Tower Corp.	1,169,815
7,834	Equinix Inc.	2,761,955
	Total Real Estate (Cost $2,391,513)	3,931,770

	TOTAL REITS (Cost $2,391,513)	3,931,770

	SHORT TERM INVESTMENT - 4.11%
	Investment Company - 4.11%
6,689,496	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	6,689,496
	Total Investment Company	6,689,496

	TOTAL SHORT TERM INVESTMENT (Cost $6,689,496)	6,689,496

	Total Investments (Cost $114,179,350) - 101.41%	165,112,177
	Liabilities in Excess of Other Assets - (1.41)%	(2,300,186)
	TOTAL NET ASSETS - 100.00%	$162,811,991

ADR	— American Depositary Receipt
PLC	— Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $14,827,315 (9.11% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$114,179,350
Gross unrealized appreciation	58,162,261
Gross unrealized depreciation	(7,229,434)
Net unrealized appreciation	$50,932,827

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 0.82%
	Communication Services - 0.41%
	Entertainment - 0.41%
24,485	Lions Gate Entertainment Corp. - Class A (a)	$394,208
24,485	Lions Gate Entertainment Corp. - Class B (a)	364,337
	Total Communication Services (Cost $499,984)	758,545

	Industrials - 0.41%
	Machinery - 0.41%
19,000	The Greenbrier Companies, Inc.	751,260
	Total Industrials (Cost $673,855)	751,260

	TOTAL COMMON STOCKS (Cost $1,173,839)	1,509,805

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.57%
	Real Estate - 0.57%
1,000	Crown Castle International Corp.	1,052,250
	Total Real Estate (Cost $1,035,000)	1,052,250

	TOTAL REIT (Cost $1,035,000)	1,052,250

	CONVERTIBLE BONDS - 7.52%
	Communication Services - 2.04%
	Entertainment - 1.30%
	Live Nation Entertainment, Inc.
$1,500,000	2.500%, 05/15/2019	2,135,784
250,000	2.500%, 03/15/2023 (c)	255,184
		2,390,968
	Interactive Media & Services - 0.74%
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,371,797
	Total Communication Services (Cost $3,159,844)	3,762,765

	Energy - 0.51%
	Oil, Gas & Consumable Fuels - 0.51%
	Whiting Petroleum Corp.
1,000,000	1.250%, 04/01/2020	947,915
	Total Energy (Cost $913,841)	947,915

	Financials - 0.69%
	Consumer Finance - 0.69%
	PRA Group, Inc.
1,500,000	3.500%, 06/01/2023	1,269,297
	Total Financials (Cost $1,528,721)	1,269,297

	Health Care - 0.82%
	Pharmaceuticals - 0.82%
	The Medicines Co.
2,000,000	2.750%, 07/15/2023	1,517,290
	Total Health Care (Cost $2,000,000)	1,517,290

	Information Technology - 3.46%
	Software - 3.46%
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,520,434
	FireEye, Inc.
1,000,000	0.875%, 06/01/2024 (c)	1,007,892
	Guidewire Software, Inc.
2,000,000	1.250%, 03/15/2025	1,926,456
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	1,938,654
	Total Information Technology (Cost $6,481,719)	6,393,436

	TOTAL CONVERTIBLE BONDS (Cost $14,084,125)	13,890,703

	CORPORATE BONDS - 67.34%
	Communication Services - 12.63%
	Diversified Telecommunication Services - 3.35%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,202,750
	Consolidated Communications, Inc.
4,500,000	6.500%, 10/01/2022	3,982,500
		6,185,250
	Entertainment - 3.14%
	Lions Gate Capital Holdings LLC
250,000	5.875%, 11/01/2024 (c)	248,125
	Live Nation Entertainment, Inc.
3,100,000	5.375%, 06/15/2022 (c)	3,084,500
1,000,000	4.875%, 11/01/2024 (c)	952,500
250,000	5.625%, 03/15/2026 (c)	245,000
	Netflix, Inc.
250,000	5.500%, 02/15/2022	253,125
1,000,000	5.750%, 03/01/2024	1,017,500
		5,800,750
	Interactive Media & Services - 0.50%
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (c)	922,500

	Media - 5.64%
	AMC Networks, Inc.
1,500,000	5.000%, 04/01/2024	1,425,000
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	988,750
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (c)	230,000
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (c)	1,925,688

	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (c)	1,995,000
500,000	5.625%, 08/01/2024 (c)	468,750
	Sirius XM Radio, Inc.
1,500,000	4.625%, 05/15/2023 (c)	1,443,750
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (c)	1,939,875
		10,416,813
	Total Communication Services (Cost $24,248,294)	23,325,313

	Consumer Discretionary - 13.06%
	Auto Components - 0.52%
	Allison Transmission, Inc.
1,000,000	5.000%, 10/01/2024 (c)	963,750

	Commercial Services - 2.63%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (a)(c)	1,930,000
	Compass Group Diversified Holdings LLC
2,000,000	8.000%, 05/01/2026 (c)	1,983,750
	The ServiceMaster Co. LLC
1,000,000	5.125%, 11/15/2024 (c)	947,500
		4,861,250
	Distributors - 1.02%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	1,890,000

	Diversified Consumer Services - 0.54%
	Service Corporation International
1,000,000	4.500%, 11/15/2020	996,250

	Hotels, Restaurants & Leisure - 2.60%
	Nathan's Famous, Inc.
1,500,000	6.625%, 11/01/2025 (c)	1,466,250
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	1,922,159
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (c)	1,417,500
		4,805,909
	Leisure Products - 1.77%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,258,235

	Specialty Retail - 2.10%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,506,250
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,368,750
		3,875,000

	Textiles, Apparel & Luxury Goods - 1.88%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,463,200
	Total Consumer Discretionary (Cost $23,212,074)	24,113,594

	Consumer Staples - 3.79%
	Food Products - 3.79%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,095,875
	Pilgrim's Pride Corp.
1,000,000	5.750%, 03/15/2025 (c)	942,500
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	1,975,000
3,000,000	6.000%, 02/15/2024 (c)	2,981,250
	Total Consumer Staples (Cost $7,072,278)	6,994,625

	Energy - 10.03%
	Energy Equipment & Services - 0.67%
	Forum Energy Technologies, Inc.
1,405,000	6.250%, 10/01/2021	1,243,425

	Oil, Gas & Consumable Fuels - 9.36%
	Andeavor Logistics LP
3,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,121,563
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,008,524
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
2,000,000	6.750%, 05/15/2025	1,950,000
	Holly Energy Partners LP / Holly Energy Finance Corp.
2,500,000	6.000%, 08/01/2024 (c)	2,462,500
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (c)	243,125
1,000,000	5.375%, 01/15/2025 (c)	925,000
	SemGroup Corp / Rose Rock Finance Corp.
1,000,000	5.625%, 11/15/2023	915,000
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (a)(c)	1,268,625
1,000,000	5.375%, 09/30/2025 (a)(c)	898,750
	Whiting Petroleum Corp.
250,000	6.625%, 01/15/2026	215,625
	WildHorse Resource Development Corp.
4,500,000	6.875%, 02/01/2025	4,275,000
		17,283,712
	Total Energy (Cost $19,672,341)	18,527,137

	Financials - 3.85%
	Capital Markets - 0.81%
	MSCI, Inc.
1,500,000	5.250%, 11/15/2024 (c)	1,500,000

	Diversified Financial Services - 3.04%
	Cogent Communications Finance, Inc.
3,000,000	5.625%, 04/15/2021 (c)	2,992,500
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (c)	1,182,812
	Everi Payments, Inc.
1,500,000	7.500%, 12/15/2025 (c)	1,423,125
		5,598,437
	Total Financials (Cost $7,223,250)	7,098,437

	Health Care - 5.20%
	Health Care Equipment & Supplies - 0.52%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (c)	952,500

	Health Care Providers & Services - 1.09%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,507,500
500,000	6.125%, 02/15/2024	513,125
		2,020,625
	Pharmaceuticals - 3.59%
	Bausch Health Companies Inc.
1,500,000	5.500%, 11/01/2025 (a)(c)	1,404,375
500,000	9.000%, 12/15/2025 (a)(c)	499,375
	Endo Finance LLC / Endo Finco, Inc.
1,500,000	7.250%, 01/15/2022 (c)	1,305,000
	Horizon Pharma USA, Inc.
2,500,000	6.625%, 05/01/2023	2,425,000
	Valeant Pharmaceuticals International
1,000,000	9.250%, 04/01/2026 (c)	1,002,500
		6,636,250
	Total Health Care (Cost $9,857,900)	9,609,375

	Industrials - 13.29%
	Aerospace & Defense - 3.42%
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	1,987,500
250,000	6.000%, 07/15/2022	246,875
500,000	6.375%, 06/15/2026	466,875
	Triumph Group, Inc.
4,000,000	4.875%, 04/01/2021	3,610,000
		6,311,250
	Commercial Services & Supplies - 5.23%
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	235,625
1,500,000	5.875%, 07/01/2025	1,385,625
	LSC Communications, Inc.
2,000,000	8.750%, 10/15/2023 (c)	2,062,500
	Matthews International Corp.
1,250,000	5.250%, 12/01/2025 (c)	1,165,625

	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	982,500
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	3,820,000
		9,651,875
	Construction & Engineering - 1.84%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,528,125
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/2025 (c)	1,865,000
		3,393,125
	Electrical Equipment - 0.74%
	Itron, Inc.
1,500,000	5.000%, 01/15/2026 (c)	1,376,250

	Trading Companies & Distributors - 2.06%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (a)	2,000,000
2,000,000	5.250%, 10/15/2024 (a)	1,815,000
		3,815,000
	Total Industrials (Cost $25,780,748)	24,547,500

	Information Technology - 3.83%
	Electronic Equipment, Instruments & Components - 0.81%
	Anixter, Inc.
500,000	5.125%, 10/01/2021	501,250
1,000,000	6.000%, 12/01/2025 (c)	995,000
		1,496,250
	IT Services - 1.40%
	Cardtronics Inc / Cardtronics USA, Inc.
1,500,000	5.500%, 05/01/2025 (c)	1,395,000
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (c)	1,177,500
		2,572,500
	Software - 1.62%
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024	2,996,250
	Total Information Technology (Cost $7,187,593)	7,065,000

	Materials - 1.66%
	Chemicals - 1.04%
	Kraton Polymers LLC / Kraton Polymers Capital Corp.
1,000,000	7.000%, 04/15/2025 (c)	925,000
	OCI NV
1,000,000	6.625%, 04/15/2023 (a)(c)	987,500
		1,912,500
	Metals & Mining - 0.62%
	Commercial Metals Co.
1,000,000	5.750%, 04/15/2026 (c)	930,000
250,000	5.375%, 07/15/2027	224,375
		1,154,375
	Total Materials (Cost $3,261,250)	3,066,875

	TOTAL CORPORATE BONDS (Cost $127,515,728)	124,347,856

	BANK LOANS - 19.96%
	Aerospace & Defense - 1.01%
1,970,100	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	1,864,916

	Building Products - 1.76%
2,944,623	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)	2,772,156
500,000	Resideo Funding Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.000%)	485,000
		3,257,156
	Capital Goods - 3.50%
4,950,000	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.750%)	4,566,375
1,945,597	SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,901,821
		6,468,196
	Capital Markets - 0.37%
706,667	Blucora, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	689,000

	Chemicals - 1.17%
245,125	Kraton Polymers, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%) (b)	238,845
	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)
	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)
1,950,387	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)	1,919,502
		2,158,347
	Commercial Services & Supplies - 0.23%
423,000	LSC Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.500%)	418,506

	Consumer Services - 0.53%
1,000,000	Laureate Education, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	983,000

	Diversified Consumer Services - 1.28%
	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)
2,375,000	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	2,354,219

	Food Products - 0.53%
987,500	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%) (b)	977,625

	Health Care Equipment & Supplies - 0.57%
1,069,387	Catalent Pharma Solutions Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	1,042,117

	IT Services - 0.52%
989,950	Internap Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.750%)	960,251

	Machinery - 0.49%
950,000	Welbilt, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	908,038

	Media - 1.07%
1,068,323	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,008,898
987,500	E.W. Scripps Company, The, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	960,344
		1,969,242
	Metals & Mining - 1.41%
2,977,500	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	2,611,521

	Oil, Gas & Consumable Fuels - 0.50%
995,000	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)	920,375

	Pharmaceuticals - 3.03%
2,890,775	Horizon Pharma, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	2,765,517
55,000	Innoviva, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	55,000
2,407,704	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	2,306,388
493,750	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	469,912
		5,596,817
	Software - 1.48%
	Avaya, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.250%)
992,481	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	960,846
633,184	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	599,264
240,175	SS&C European Holdings, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	227,309
997,485	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	944,499
		2,731,918
	Trading Companies & Distributors - 0.51%
1,000,000	Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.250%)	945,000

	TOTAL BANK LOANS (Cost $38,699,378)	36,856,244

	SHORT TERM INVESTMENT - 2.60%
	Investment Company - 2.60%
4,801,961	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (d)	4,801,961
	Total Investment Company	4,801,961

	TOTAL SHORT TERM INVESTMENT (Cost $4,801,961)	4,801,961

Total Investments (Cost $187,310,031) - 98.81%	182,458,819
Other Assets in Excess of Liabilities - 1.19%	2,205,328
TOTAL NET ASSETS - 100.00%	$184,664,147

(a)	Foreign Issued Security. The total value of these securities amounted to $13,484,329 (7.30% of net assets) at December 31, 2018.
(b)	Illiquid Security. The total value of these securities amounted to $1,216,470 (0.66% of net assets) at December 31, 2018.
(c)	144A Securities. The total value of these securities amounted to $58,290,826 (31.57% of net assets) at December 31, 2018.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$187,310,031
Gross unrealized appreciation	2,635,470
Gross unrealized depreciation	(7,486,682)
Net unrealized appreciation	$(4,851,212)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.81%
	Belgium - 1.52%
	Beverages - 1.52%
48,500	Anheuser-Busch InBev SA/NV	$3,195,136
17,200	Anheuser-Busch InBev SA/NV - ADR	1,131,932
	Total Belgium (Cost $5,570,201)	4,327,068

	Brazil - 0.48%
	Beverages - 0.48%
348,400	Ambev SA - ADR	1,365,728
	Total Brazil (Cost $1,733,588)	1,365,728

	Canada - 1.49%
	Road & Rail - 1.49%
57,000	Canadian National Railway Co.	4,224,270
	Total Canada (Cost $3,937,995)	4,224,270

	Cayman Islands - 0.76%
	Interactive Media & Services - 0.76%
55,000	Tencent Holdings Ltd. - ADR	2,170,850
	Total Cayman Islands (Cost $2,143,231)	2,170,850

	Finland - 0.88%
	Leisure Products - 0.88%
57,000	Amer Sports Oyj	2,505,892
	Total Finland (Cost $1,577,187)	2,505,892

	France - 18.13%
	Beverages - 1.18%
20,500	Pernod Ricard SA	3,364,475

	Chemicals - 1.58%
36,202	Air Liquide SA	4,495,412

	Electrical Equipment - 1.89%
79,000	Schneider Electric SE	5,358,675

	Food Products - 0.33%
14,280	Vilmorin & Cie S.A.	924,306

	Hotels, Restaurants & Leisure - 1.42%
95,000	Accor SA	4,039,821

	Life Sciences Tools & Services - 3.42%
10,400	Eurofins Scientific SE	3,884,199

58,341	Sartorius Stedim Biotech	5,841,071
		9,725,270
	Media - 1.16%
77,000	JCDecaux SA	2,163,330
20,000	Publicis Groupe SA	1,141,134
		3.304.464
	Professional Services - 0.78%
108,000	Bureau Veritas SA	2,200,759

	Software - 1.67%
40,000	Dassault Systemes SE	4,751,199

	Textiles, Apparel & Luxury Goods - 4.70%
17,500	Kering SA	8,198,207
17,600	LVMH Moet Hennessy Louis Vuitton SE	5,152,861
		13,351,068
	Total France (Cost $41,805,509)	51,515,449

	Germany - 24.38%
	Chemicals - 1.46%
56,000	Symrise AG	4,149,217

	Construction Materials - 0.90%
41,500	HeidelbergCement AG	2,543,862

	Electronic Equipment, Instruments & Components - 1.04%
113,711	Jenoptik AG	2,964,952

	Entertainment - 0.76%
58,000	CTS Eventim AG & Co. KGaA	2,165,941

	Health Care Equipment & Supplies - 2.18%
79,525	Carl Zeiss Meditec AG	6,205,464

	Health Care Providers & Services - 1.80%
106,000	Fresenius SE & Co. KGaA	5,123,421

	Household Products - 1.87%
53,900	Henkel AG & Co. KGaA	5,305,000

	Industrial Conglomerates - 1.83%
46,700	Siemens A.G. - ADR	5,211,800

	Insurance - 1.67%
21,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,732,747

	IT Services - 2.79%
52,500	Wirecard AG	7,914,501

	Pharmaceuticals - 2.07%
19,400	Bayer AG	1,349,248
41,000	Bayer AG - ADR	720,370
37,000	Merck KGaA	3,808,509
		5,878,127
	Semiconductors & Semiconductor Equipment - 0.67%
95,000	Infineon Technologies AG	1,902,061

	Software - 2.20%
62,800	SAP SE - ADR	6,251,740

	Textiles, Apparel & Luxury Goods - 1.74%
19,200	adidas AG	4,012,594
1,916	Puma SE	937,375
		4,949,969

	Trading Companies & Distributors - 1.40%
91,000	Brenntag AG	3,972,080
	Total Germany (Cost $53,994,383)	69,270,882

	Hong Kong - 2.94%
	Gas Utilities - 0.56%
300,000	Beijing Enterprises Holdings Ltd.	1,590,733

	Industrial Conglomerates - 1.82%
44,184	Jardine Matheson Holdings Ltd.	3,076,477
56,695	Jardine Strategic Holdings Ltd.	2,078,674
		5,155,151
	Specialty Retail - 0.56%
880,750	L'Occitane International SA	1,602,881
	Total Hong Kong (Cost $7,398,246)	8,348,765

	India - 1.77%
	Banks - 1.77%
487,480	ICICI Bank Ltd. - ADR	5,016,169
	Total India (Cost $4,669,566)	5,016,169

	Ireland - 3.21%
	Chemicals - 2.06%
36,960	Linde PLC (a)	5,867,171

	Construction Materials - 1.15%
70,000	CRH PLC	1,853,032
53,300	CRH PLC - ADR	1,404,455
		3,257,487
	Total Ireland (Cost $8,706,580)	9,124,658

	Italy - 2.06%
	Beverages - 2.06%
690,000	Davide Campari - Milano S.p.A.	5,843,198
	Total Italy (Cost $2,639,510)	5,843,198

	Japan - 3.72%
	Beverages - 0.44%
32,000	Asahi Group Holdings Ltd.	1,240,122

	Electronic Equipment, Instruments & Components - 2.14%
25,000	Murata Manufacturing Co., Ltd.	3,368,746
75,000	Omron Corp.	2,718,892
		6,087,638
	Internet & Direct Marketing Retail - 0.39%
61,000	ZOZO, Inc.	1,117,585

	Machinery - 0.75%
14,000	FANUC Corp.	2,124,636
	Total Japan (Cost $9,401,320)	10,569,981

	Netherlands - 6.71%
	IT Services - 1.67%
87,499	InterXion Holding NV(a)	4,738,946

	Oil, Gas & Consumable Fuels - 0.90%
43,900	Royal Dutch Shell PLC. - Class A - ADR	2,558,053

	Personal Products - 1.41%
74,700	Unilever N.V. - NY Shares - ADR	4,018,860

	Semiconductors & Semiconductor Equipment - 2.03%
25,741	ASML Holding NV - NY Shares - ADR	4,005,814
55,000	STMicroelectronics N.V.	779,549
70,600	STMicroelectronics N.V. - NY Shares - ADR	979,928
		5,765,291
	Trading Companies & Distributors - 0.70%
31,000	IMCD N.V.	1,984,424
	Total Netherlands (Cost $13,776,552)	19,065,574

	Norway - 1.90%
	Commercial Services & Supplies - 1.52%
192,000	Tomra Systems ASA	4,324,118

	Diversified Telecommunication Services - 0.38%
56,000	Telenor ASA	1,087,537
	Total Norway (Cost $2,699,747)	5,411,655

	Republic of Korea - 0.49%
	Semiconductors & Semiconductor Equipment - 0.49%
40,000	Samsung Electronic Co., Ltd.	1,392,469
	Total Republic of Korea (Cost $894,090)	1,392,469

	Spain - 2.30%
	Biotechnology - 1.46%
225,300	Grifols SA - ADR	4,136,508

	Specialty Retail - 0.84%
93,500	Industria de Diseno Textil, S.A.	2,386,561
	Total Spain (Cost $7,049,314)	6,523,069

	Sweden - 1.24%
	Electronic Equipment, Instruments & Components - 1.24%
76,000	Hexagon AB - B Shares	3,513,294
	Total Sweden (Cost $4,129,117)	3,513,294

	Switzerland - 5.48%
	Capital Markets - 0.67%
53,337	Julius Baer Group Ltd.	1,900,745

	Construction Materials - 0.56%
38,500	LafargeHolcim Ltd.	1,588,840

	Insurance - 1.75%
54,000	Swiss Re AG	4,968,019

	Life Sciences Tools & Services - 0.18%
2,000	Lonza Group AG	519,910

	Pharmaceuticals - 1.29%
40,400	Roche Holding AG - ADR	1,255,632
9,700	Roche Holding AG	2,408,111
		3,663,743
	Specialty Retail - 1.03%
30,700	Dufry AG	2,923,328
	Total Switzerland (Cost $17,603,167)	15,564,585

	Taiwan, Province of China - 2.10%
	Semiconductors & Semiconductor Equipment - 2.10%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,952,882
	Total Taiwan, Province of China (Cost $2,178,768)	5,952,882

	United Kingdom - 9.25%
	Beverages - 1.41%
28,300	Diageo PLC - ADR	4,012,940

	Health Care Equipment & Supplies - 1.58%
120,100	Smith & Nephew Plc - ADR	4,489,338

	Hotels, Restaurants & Leisure - 2.39%
63,264	InterContinental Hotels Group PLC	3,422,129
57,800	Whitbread PLC	3,375,337
		6,797,466
	Insurance - 1.95%
38,000	Aon PLC	5,523,680

	Internet & Direct Marketing Retail - 0.35%
34,000	ASOS Plc(a)	987,044

	Media - 0.80%
110,600	Liberty Global PLC - Series C(a)	2,282,784

	Trading Companies & Distributors - 0.77%
105,000	Ashtead Group Plc	2,190,236
	Total United Kingdom (Cost $25,421,037)	26,283,488

	TOTAL COMMON STOCKS (Cost $217,329,108)	257,989,926

	SHORT TERM INVESTMENT - 9.08%
	Investment Company - 9.08%
25,809,931	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (b)	25,809,931
	Total Investment Company	25,809,931

	TOTAL SHORT TERM INVESTMENT (Cost $25,809,931)	25,809,931

	Total Investments (Cost $243,139,039) - 99.89%	283,799,857
	Other Assets in Excess of Liabilities - 0.11%	307,710
	TOTAL NET ASSETS - 100.00%	$284,107,567

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$243,139,039
Gross unrealized appreciation	62,665,378
Gross unrealized depreciation	(22,004,560)
Net unrealized appreciation	$40,660,818

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2018, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	$ 5,016,169	1.77%
Beverages	20,153,531	7.09%
Biotechnology	4,136,508	1.46%
Capital Markets	1,900,745	0.67%
Chemicals	14,511,799	5.11%

Commercial Services & Supplies	4,324,119	1.52%
Construction Materials	7,390,189	2.60%
Diversified Telecommunication Services	1,087,537	0.38%
Electrical Equipment	5,358,675	1.89%
Electronic Equipment, Instruments & Components	12,565,884	4.42%
Entertainment	2,165,941	0.76%
Food Products	924,306	0.33%
Gas Utilities	1,590,733	0.56%
Health Care Equipment & Supplies	10,694,802	3.76%
Health Care Providers & Services	5,123,421	1.80%
Hotels, Restaurants & Leisure	10,837,288	3.81%
Household Products	5,304,999	1.87%
Industrial Conglomerates	10,366,951	3.65%
Insurance	15,224,447	5.36%
Interactive Media & Services	2,170,850	0.76%
Internet & Direct Marketing Retail	2,104,630	0.74%
IT Services	12,653,447	4.45%
Leisure Products	2,505,892	0.88%
Life Sciences Tools & Services	10,245,180	3.61%
Machinery	2,124,636	0.75%
Media	5,587,248	1.97%
Oil, Gas & Consumable Fuels	2,558,053	0.90%
Personal Products	4,018,860	1.41%
Pharmaceuticals	9,541,870	3.36%
Professional Services	2,200,759	0.77%
Road & Rail	4,224,270	1.49%
Semiconductors & Semiconductor Equipment	15,012,702	5.28%
Software	11,002,939	3.87%
Specialty Retail	6,912,770	2.43%
Textiles, Apparel & Luxury Goods	18,301,037	6.44%
Trading Companies & Distributors	8,146,739	2.87%
Total Common Stocks	257,989,926	90.81%

Short Term Investment
Investment Company	25,809,931	9.08%
Total Short Term Investment	25,809,931	9.08%

Total Investments	283,799,857	99.89%
Other Assets in Excess of Liabilities	307,710	0.11%
TOTAL NET ASSETS	$284,107,567	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 95.41%
	Communication Services - 10.51%
	Entertainment - 2.62%
7,100	Electronic Arts, Inc. (a)	$560,261
20,600	Live Nation Entertainment, Inc. (a)	1,014,550
		1,574,811
	Interactive Media & Services - 7.89%
2,845	Alphabet, Inc. - Class A (a)	2,972,911
1,148	Alphabet, Inc. - Class C (a)	1,188,880
4,450	Facebook, Inc. - Class A (a)	583,351
		4,745,142
	Total Communication Services (Cost $3,851,163)	6,319,953

	Consumer Discretionary - 19.32%
	Hotels, Restaurants & Leisure - 1.15%
6,355	Marriott International, Inc. - Class A	689,899

	Internet & Direct Marketing Retail - 8.00%
2,485	Amazon.com, Inc. (a)	3,732,395
625	Booking Holdings, Inc. (a)	1,076,513
		4,808,908
	Specialty Retail - 6.81%
17,500	Lowe's Companies, Inc.	1,616,300
3,700	O'Reilly Automotive, Inc. (a)	1,274,021
27,000	The TJX Companies, Inc.	1,207,980
		4,098,301
	Textiles, Apparel & Luxury Goods - 3.36%
15,500	Luxottica Group S.p.A. - ADR (b)	915,740
6,320	NIKE, Inc. - Class B	468,565
39,250	Under Armour, Inc. - Class C (a)	634,672
		2,018,977
	Total Consumer Discretionary (Cost $6,279,631)	11,616,085

	Consumer Staples - 1.14%
	Personal Products - 1.14%
5,250	The Estee Lauder Companies Inc. - Class A	683,025
	Total Consumer Staples (Cost $492,128)	683,025

	Energy - 1.29%
	Energy Equipment & Services - 1.29%
21,579	Schlumberger Ltd. (b)	778,570
	Total Energy (Cost $1,286,750)	778,570

	Financials - 9.27%

	Capital Markets - 9.27%
12,600	CME Group, Inc.	2,370,312
19,375	Intercontinental Exchange, Inc.	1,459,519
7,100	S&P Global, Inc.	1,206,574
5,800	T Rowe Price Group, Inc.	535,456
	Total Financials (Cost $2,690,499)	5,571,861

	Health Care - 16.37%
	Biotechnology - 2.41%
6,720	Alnylam Pharmaceuticals, Inc. (a)	489,955
2,000	Biogen Idec Inc. (a)	601,840
18,305	Portola Pharmaceuticals, Inc. (a)	357,314
		1,449,109
	Health Care Equipment & Supplies - 7.16%
14,100	Abbott Laboratories	1,019,853
2,565	The Cooper Companies, Inc.	652,793
13,900	Danaher Corp.	1,433,368
13,200	Medtronic, PLC (b)	1,200,672
		4,306,686
	Health Care Providers & Services - 1.09%
2,635	UnitedHealth Group, Inc.	656,431

	Health Care Technology - 1.20%
5,480	athenahealth, Inc. (a)	722,976

	Life Sciences Tools & Services - 1.15%
2,300	Illumina, Inc. (a)	689,839

	Pharmaceuticals - 3.36%
25,000	Mylan NV (a)(b)	685,000
43,000	Roche Holding AG - ADR (b)	1,336,440
		2,021,440
	Total Health Care (Cost $9,665,604)	9,846,481

	Industrials - 10.14%
	Air Freight & Logistics - 1.66%
6,200	FedEx Corp.	1,000,246

	Airlines - 1.48%
17,800	Delta Air Lines, Inc.	888,220

	Building Products - 1.56%
32,000	Masco Corp.	935,680

	Commercial Services & Supplies - 2.04%
13,800	Waste Management, Inc.	1,228,062

	Industrial Conglomerates - 1.56%
7,100	Honeywell International, Inc.	938,052

	Road & Rail - 1.84%
11,600	Kansas City Southern	1,107,220
	Total Industrials (Cost $6,254,444)	6,097,480

	Information Technology - 25.19%
	Electronic Equipment, Instruments & Components - 1.18%
21,600	Trimble, Inc. (a)	710,856

	IT Services - 5.22%
14,100	PayPal Holdings, Inc. (a)	1,185,669
14,800	Visa Inc. - Class A	1,952,712
		3,138,381
	Semiconductors & Semiconductor Equipment - 4.42%
22,015	QUALCOMM, Inc.	1,252,874
16,500	Xilinx, Inc.	1,405,305
		2,658,179
	Software - 10.96%
3,300	Intuit, Inc.	649,605
43,800	Microsoft Corp.	4,448,766
10,900	salesforce.com, Inc. (a)	1,492,973
		6,591,344
	Technology Hardware, Storage & Peripherals - 3.41%
12,995	Apple Inc.	2,049,831
	Total Information Technology (Cost $10,041,471)	15,148,591

	Materials - 2.18%
	Chemicals - 2.18%
8,400	Linde PLC (b)	1,310,736
	Total Materials (Cost $1,373,022)	1,310,736

	TOTAL COMMON STOCKS (Cost $41,934,712)	57,372,782

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.23%
	Real Estate - 2.23%
3,811	Equinix Inc.	1,343,606
	Total Real Estate (Cost $885,242)	1,343,606

	TOTAL REIT (Cost $885,242)	1,343,606

	SHORT TERM INVESTMENT - 2.52%
	Investment Company - 2.52%
1,517,770	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	1,517,770
	Total Investment Company	1,517,770

	TOTAL SHORT TERM INVESTMENT (Cost $1,517,770)	1,517,770

	Total Investments (Cost $44,337,724) - 100.16%	60,234,158
	Liabilities in Excess of Other Assets - (0.16)%	(98,823)
	TOTAL NET ASSETS - 100.00%	$60,135,335

ADR	— American Depositary Receipt
PLC	— Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $6,227,158 (10.36% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$44,337,724
Gross unrealized appreciation	18,880,001
Gross unrealized depreciation	(2,983,567)
Net unrealized appreciation	$15,896,434

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 97.03%
	Communication Services - 2.44%
	Entertainment - 1.31%
31,437	Live Nation Entertainment, Inc. (a)	$1,548,272

	Media - 1.13%
22,329	Liberty Media Corp-Liberty Formula One - Class A (a)	663,618
21,723	Liberty Media Corp-Liberty Formula One - Class C (a)	666,896
		1,330,514
	Total Communication Services (Cost $3,162,990)	2,878,786

	Consumer Discretionary - 10.33%
	Distributors - 2.01%
99,975	LKQ Corp. (a)	2,372,407

	Hotels, Restaurants & Leisure - 1.87%
52,198	Norwegian Cruise Line Holdings Ltd. (a)(b)	2,212,673

	Household Durables - 1.90%
46,340	Sony Corp. - ADR (a)(b)	2,237,295

	Internet & Direct Marketing Retail - 2.32%
24,337	Expedia Group, Inc.	2,741,563

	Specialty Retail - 1.50%
28,127	CarMax, Inc. (a)	1,764,407

	Textiles, Apparel & Luxury Goods - 0.73%
53,380	Under Armour, Inc. - Class C (a)	863,154
	Total Consumer Discretionary (Cost $10,762,253)	12,191,499

	Consumer Staples - 0.63%
	Beverages - 0.63%
4,584	Constellation Brands, Inc. - Class A	737,199
	Total Consumer Staples (Cost $637,851)	737,199

	Financials - 8.96%
	Capital Markets - 8.96%
11,990	CME Group, Inc.	2,255,559
6,185	MarketAxess Holdings, Inc.	1,306,952
18,340	Moody's Corp.	2,568,334
22,031	MSCI, Inc.	3,248,030
29,931	Oaktree Capital Group LLC	1,189,757
	Total Financials (Cost $3,076,014)	10,568,632

	Health Care - 16.92%
	Biotechnology - 3.85%
40,945	Exact Sciences Corp. (a)	2,583,629
14,470	Ligand Pharmaceuticals, Inc. (a)	1,963,579
		4,547,208
	Health Care Equipment & Supplies - 2.65%
10,550	Inogen Inc. (a)	1,309,994
15,990	ResMed, Inc.	1,820,781
		3,130,775
	Health Care Providers & Services - 2.72%
13,030	Centene Corp. (a)	1,502,359
7,240	WellCare Health Plans, Inc. (a)	1,709,292
		3,211,651
	Life Sciences Tools & Services - 5.59%
3,150	Bio-Rad Laboratories, Inc. - Class A (a)	731,493
18,560	Bio-Techne Corp.	2,686,003
4,605	Illumina, Inc. (a)	1,381,178
45,575	Syneos Health, Inc. (a)	1,793,376
		6,592,050
	Pharmaceuticals - 2.11%
29,072	Zoetis, Inc.	2,486,819
	Total Health Care (Cost $15,833,627)	19,968,503

	Industrials - 18.40%
	Building Products - 1.22%
24,234	Trex Co., Inc. (a)	1,438,530

	Commercial Services & Supplies - 0.58%
14,234	Copart, Inc. (a)	680,100

	Electrical Equipment - 2.28%
39,700	AMETEK, Inc.	2,687,690

	Machinery - 1.19%
13,062	WABCO Holdings, Inc. (a)	1,402,075

	Professional Services - 8.93%
7,723	CoStar Group, Inc. (a)	2,605,277
15,805	Equifax, Inc.	1,471,920
59,559	IHS Markit Ltd. (a)(b)	2,857,045
33,105	Verisk Analytics, Inc. (a)	3,609,769
		10,544,011
	Road & Rail - 1.94%
24,015	Kansas City Southern	2,292,232

	Trading Companies & Distributors - 2.26%
46,415	HD Supply Holdings, Inc. (a)	1,741,491
52,228	Univar, Inc. (a)	926,525
		2,668,016
	Total Industrials (Cost $16,982,094)	21,712,654

	Information Technology - 33.36%
	Communications Equipment - 2.28%
16,606	F5 Networks, Inc. (a)	2,690,670

	IT Services - 6.07%
19,920	EPAM Systems, Inc. (a)	2,310,919
27,130	GoDaddy, Inc. - Class A (a)	1,780,271
9,920	WEX, Inc. (a)	1,389,395
21,970	Worldpay, Inc. - Class A (a)	1,679,167
		7,159,752
	Semiconductors & Semiconductor Equipment - 0.91%
38,170	Marvell Technology Group Ltd. (b)	617,972
6,200	NXP Semiconductors NV (b)	454,336
		1,072,308
	Software - 24.10%
24,994	Aspen Technology, Inc. (a)	2,054,007
59,000	Dropbox, Inc. - Class A (a)	1,205,370
31,329	Guidewire Software, Inc. (a)	2,513,526
16,800	LogMeIn, Inc.	1,370,376
17,230	Palo Alto Networks, Inc. (a)	3,245,271
23,700	Proofpoint, Inc. (a)	1,986,297
53,855	RealPage, Inc. (a)	2,595,272
21,160	Red Hat, Inc. (a)	3,716,542
22,670	ServiceNow, Inc. (a)	4,036,394
12,960	Take-Two Interactive Software, Inc. (a)	1,334,102
17,713	VMware, Inc. - Class A (a)	2,428,984
33,365	Zendesk, Inc. (a)	1,947,515
		28,433,656
	Total Information Technology (Cost $30,305,661)	39,356,386

	Materials - 4.35%
	Chemicals - 3.18%
12,301	Air Products & Chemicals, Inc.	1,968,775
24,125	FMC Corp.	1,784,285
		3,753,060
	Construction Materials - 1.17%
8,027	Martin Marietta Materials, Inc.	1,379,601
	Total Materials (Cost $3,639,615)	5,132,661

	Real Estate - 1.64%
	Real Estate Management & Development - 1.64%
48,439	CBRE Group, Inc. - Class A (a)	1,939,498
	Total Real Estate (Cost $2,128,859)	1,939,498

	TOTAL COMMON STOCKS (Cost $86,528,964)	114,485,818

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.72%
	Real Estate - 1.72%
5,749	Equinix Inc.	2,026,867
	Total Real Estate (Cost $959,502)	2,026,867

	TOTAL REIT (Cost $959,502)	2,026,867

	SHORT TERM INVESTMENT - 0.96%
	Investment Company - 0.96%
1,137,963	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (c)	1,137,963
	Total Investment Company	1,137,963

	TOTAL SHORT TERM INVESTMENT (Cost $1,137,963)	1,137,963

	Total Investments (Cost $88,626,429) - 99.71%	117,650,648
	Other Assets in Excess of Liabilities - 0.29%	345,971
	TOTAL NET ASSETS - 100.00%	$117,996,619

ADR	— American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $8,379,321 (7.10% of net assets) at December 31, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$88,626,429
Gross unrealized appreciation	34,085,346
Gross unrealized depreciation	(5,061,127)
Net unrealized appreciation	$29,024,219

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.39%
	Communication Services - 2.27%
	Diversified Telecommunication Services - 1.53%
160,730	Bandwidth, Inc. - Class A (a)	$6,549,747

	Interactive Media & Services - 0.74%
93,715	Cargurus, Inc. (a)	3,161,007
	Total Communication Services (Cost $11,145,979)	9,710,754

	Consumer Discretionary - 0.24%
	Commericial Services - 0.24%
33,125	Avalara, Inc. (a)	1,031,844
	Total Consumer Discretionary (Cost $1,016,474)	1,031,844

	Consumer Discretionary - 10.52%
	Auto Components - 1.42%
364,015	Motorcar Parts of America, Inc. (a)	6,057,210

	Hotels, Restaurants & Leisure - 4.46%
154,455	Dave & Buster's Entertainment, Inc.	6,882,515
360,570	Penn National Gaming, Inc. (a)	6,789,533
264,540	Red Rock Resorts, Inc. - Class A	5,372,807
		19,044,855
	Specialty Retail - 2.71%
237,730	At Home Group, Inc. (a)	4,436,042
118,000	Floor & Decor Holdings, Inc. - Class A (a)	3,056,200
80,770	Williams-Sonoma, Inc.	4,074,846
		11,567,088
	Textiles, Apparel & Luxury Goods - 1.93%
158,117	Steven Madden Ltd.	4,784,621
213,670	Under Armour, Inc. - Class C (a)	3,455,044
		8,239,665
	Total Consumer Discretionary (Cost $52,654,186)	44,908,818

	Consumer Staples - 1.28%
	Beverages - 1.28%
95,735	MGP Ingredients, Inc.	5,461,682
	Total Consumer Staples (Cost $4,843,976)	5,461,682

	Financials - 3.27%
	Capital Markets - 1.65%
190,315	Hamilton Lane Inc. - Class A	7,041,655

	Insurance - 1.62%
34,170	eHealth, Inc. (a)	1,312,811
209,560	Health Insurance Innovations, Inc. - Class A (a)	5,601,539
		6,914,350
	Total Financials (Cost $13,989,994)	13,956,005

	Health Care - 26.16%
	Biotechnology - 7.41%
165,050	Adamas Pharmaceuticals, Inc. (a)	1,409,527
209,295	CareDx, Inc. (a)	5,261,676
171,545	Deciphera Pharmaceuticals, Inc. (a)	3,600,730
63,790	Ligand Pharmaceuticals, Inc. (a)	8,656,303
272,540	Natera, Inc. (a)	3,804,658
168,970	Repligen Corp. (a)	8,911,478
		31,644,372
	Health Care Equipment & Supplies - 2.96%
37,790	Inogen Inc. (a)	4,692,384
51,520	iRhythm Technologies, Inc. (a)	3,579,610
136,245	STAAR Surgical Co. (a)	4,347,578
		12,619,572
	Health Care Providers & Services - 2.12%
48,585	Guardant Health, Inc. (a)	1,826,310
121,358	HealthEquity, Inc. (a)	7,239,005
		9,065,315
	Health Care Technology - 4.49%
242,661	HMS Holdings Corp. (a)	6,826,054
96,450	Inspire Medical Systems, Inc. (a)	4,075,012
70,645	Medidata Solutions, Inc. (a)	4,762,886
56,895	Omnicell, Inc. (a)	3,484,250
		19,148,202
	Life Sciences Tools & Services - 4.69%
61,825	Bio-Techne Corp.	8,947,314
93,805	Cambrex Corp. (a)	3,542,077
191,955	Syneos Health, Inc. (a)	7,553,429
		20,042,820
	Pharmaceuticals - 4.49%
151,530	Aerie Pharmaceuticals, Inc. (a)	5,470,233
209,060	Catalent, Inc. (a)	6,518,491
352,370	Optinose, Inc. (a)	2,184,694
93,264	Supernus Pharmaceuticals, Inc. (a)	3,098,230
235,440	Verrica Pharmaceuticals, Inc. (a)(c)	1,918,836
		19,190,484
	Total Health Care (Cost $99,149,063)	111,710,765

	Industrials - 17.29%
	Air Freight & Logistics - 2.89%
369,210	Air Transport Services Group, Inc. (a)	8,421,680
193,565	Echo Global Logistics, Inc. (a)	3,935,176
		12,356,856

	Building Products - 1.47%
61,870	Masonite International Corp. (a)(b)	2,773,632
59,160	Trex Co., Inc. (a)	3,511,738
		6,285,370
	Construction & Engineering - 3.36%
97,510	Dycom Industries, Inc. (a)	5,269,440
223,800	MasTec, Inc. (a)	9,077,328
		14,346,768
	Electrical Equipment - 1.77%
194,765	Bloom Energy Corp. - Class A (a)	1,943,755
112,955	Generac Holdings, Inc. (a)	5,613,863
		7,557,618
	Machinery - 2.84%
61,615	John Bean Technologies Corp.	4,424,573
410,795	Kornit Digital Ltd. (a)(b)	7,690,083
		12,114,656
	Professional Services - 2.89%
121,238	ICF International, Inc.	7,853,798
113,280	Korn/Ferry International	4,479,091
		12,332,889
	Trading Companies & Distributors - 2.07%
77,230	SiteOne Landscape Supply, Inc. (a)	4,268,502
256,975	Univar, Inc. (a)	4,558,737
		8,827,239
	Total Industrials (Cost $81,208,125)	73,821,396

	Information Technology - 28.42%
	Communications Equipment - 2.90%
122,885	Acacia Communications, Inc. (a)	4,669,630
184,160	Lumentum Holdings, Inc. (a)	7,736,562
		12,406,192
	IT Services - 4.56%
452,240	GreenSky, Inc. - Class A (a)	4,327,937
138,046	InterXion Holding NV (a)(b)	7,476,571
85,660	Twilio Inc. - Class A (a)	7,649,438
		19,453,946
	Semiconductors & Semiconductor Equipment - 5.54%
113,270	Inphi Corp. (a)	3,641,631
77,445	Monolithic Power Systems, Inc.	9,002,981
92,190	Semtech Corp. (a)	4,228,755
72,470	Universal Display Corp.	6,781,018
		23,654,385
	Software - 15.42%
451,970	8x8, Inc. (a)	8,153,539
46,465	Coupa Software, Inc. (a)	2,920,790
64,370	CyberArk Software Ltd. (a)(b)	4,772,392
210,255	ForeScout Technologies, Inc. (a)	5,464,527
196,606	Mimecast Ltd. (a)(b)	6,611,860
165,610	Paylocity Holding Corp. (a)	9,971,378
227,360	Pluralsight, Inc. - Class A (a)	5,354,328
311,960	PROS Holdings, Inc. (a)	9,795,544
59,010	The Trade Desk, Inc. - Class A (a)	6,848,700
112,060	Varonis Systems, Inc. (a)	5,927,974
		65,821,032
	Total Information Technology (Cost $96,825,482)	121,335,555

	Materials - 0.94%
	Construction Materials - 0.94%
323,223	Summit Materials, Inc. - Class A (a)	4,007,965
	Total Materials (Cost $6,385,609)	4,007,965

	TOTAL COMMON STOCKS (Cost $367,218,888)	385,944,784

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.99%
	Real Estate - 3.99%
409,470	CoreCivic, Inc.	7,300,850
184,130	CyrusOne, Inc.	9,736,794
	Total Real Estate (Cost $17,909,128)	17,037,644

	TOTAL REITS (Cost $17,909,128)	17,037,644

	SHORT TERM INVESTMENT - 5.83%
	Investment Company - 5.83%
24,883,838	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.24% (d)	24,883,838
	Total Investment Company	24,883,838

	TOTAL SHORT TERM INVESTMENT (Cost $24,883,838)	24,883,838

	Total Investments (Cost $410,011,854) - 100.21%	427,866,266
	Liabilities in Excess of Other Assets - (0.21)%	(907,746)
	TOTAL NET ASSETS - 100.00%	$426,958,520

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $29,324,538 (6.87% of net assets) at December 31, 2018.
(c)	Illiquid Security. The total value of these securities amounted to $1,918,836 (0.45% of net assets) at December 31, 2018.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2018 was as follows*:

Cost of investments	$410,011,854
Gross unrealized appreciation	78,297,659
Gross unrealized depreciation	(60,443,247)
Net unrealized appreciation	$17,854,412

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on isposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2018, none of the Funds held fair valued securities. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of December 31, 2018, the Buffalo International Fund held 58 fair valued securities, with a market value of $184,944,500 or 65.10% of total net assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2018

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2018. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,495,669,264	-	-	$ 1,495,669,264
REITs	37,993,974	-	-	37,993,974
Short Term Investment	92,982,952	-	-	92,982,952
Total*	$ 1,626,646,190	$ -	-	$ 1,626,646,190

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 47,222,243	-	-	$ 47,222,243
Convertible Bonds	-	1,231,127	-	1,231,127
ETF	524,832	-	-	524,832
REITs	894,024	-	-	894,024
Short Term Investment	2,688,815	-	-	2,688,815
Total*	$ 51,329,914	$ 1,231,127	-	$ 52,561,041

Buffalo Emerging Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 65,822,435	-	-	$ 65,822,435
REIT	2,684,073	-	-	2,684,073
Short Term Investment	4,837,655	-	-	4,837,655
Total*	$ 73,344,163	-	-	$ 73,344,163

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 531,115,879	-	-	$ 531,115,879
REITs	13,788,615	-	-	13,788,615
Convertible Bonds	-	11,677,213	-	11,677,213
Corporate Bonds	-	28,759,496	-	28,759,496
Short Term Investment	2,924,514	-	-	2,924,514
Total*	$ 547,829,008	$ 40,436,709	-	$ 588,265,717

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 154,490,911	-	-	$ 154,490,911
REITs	3,931,770	-	-	3,931,770
Short Term Investment	6,689,496	-	-	6,689,496
Total*	$ 165,112,177	-	-	$ 165,112,177

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,509,805	-	-	$ 1,509,805
REIT	1,052,250	-	-	1,052,250
Convertible Bonds	-	13,890,703	-	13,890,703
Corporate Bonds	-	124,347,856	-	124,347,856
Bank Loans	-	36,856,244	-	36,856,244
Short Term Investment	4,801,961	-	-	4,801,961
Total*	$ 7,364,016	$ 175,094,803	-	$ 182,458,819

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 73,045,426	184,944,500	-	$ 257,989,926
Short Term Investment	25,809,931	-	-	25,809,931
Total*	$ 98,855,357	184,944,500	-	$ 283,799,857

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 57,372,782	-	-	$ 57,372,782
REIT	1,343,606	-	-	1,343,606
Short Term Investment	1,517,770	-	-	1,517,770
Total*	$ 60,234,158	-	-	$ 60,234,158

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 114,485,818	-	-	$ 114,485,818
REIT	2,026,867	-	-	2,026,867
Short Term Investment	1,137,963	-	-	1,137,963
Total*	$ 117,650,648	-	-	$ 117,650,648

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3
Common Stocks	$ 385,944,784	-	-
REITs	17,037,644	-	-
Short Term Investment	24,883,838	-	-
Total*	$ 427,866,266	-	-

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2018:
			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			Level 3

Fair Value as of 3/31/2018	$ 260,625
Total unrealized losses included in earnings	(12,500)
Transfer out of Level 3	(248,125)
Fair Value as of 12/31/2018	$ -

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$ (12,500)

The Level 3 amount from March 31, 2018 consisted of one corporate bond security that was fair valued in good faith, using significant unobservable inputs, by the Valuation Committee. The transfer out of Level 3 of this security was due to the security being priced by the pricing vendor when it resumed trading.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2018.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2018. For the period ended December 31, 2018, the quarterly average gross notional amount of derivatives held by the Fund was $22,429,225, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.  As of December 31, 2018, the Buffalo Flexible Income Fund was not invested in written option contracts.

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,044,973

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,502

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date   February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date  February 27, 2019